DECS TRUST III





Semiannual Report
June 30, 1998







Trustees
  Donald J. Puglisi, Managing Trustee
  William R. Latham III
  James B. O'Neill



Administrator, Custodian, Transfer Agent and Paying Agent
  The Bank of New York
  101 Barclay Street
  New York, New York 10286

DECS TRUST III

Summary Information
--------------------------------------------------------------------------------

Each of the DECS issued by the DECS Trust III represents the right to receive an annual distribution of $2.0125, and will be exchanged on February 15, 2001 (the "Exchange Date") for between 0.8288 and 1.0 share of the Class B Common Stock, par value $0.01 per share (the "Class B Stock"), of Herbalife International, Inc. (the "Company"), or an equivalent value in cash or Class B Stock and cash. The DECS are designed to provide investors with a higher yield than the dividend yield paid on the Class B Stock, while also providing the opportunity for investors to share in the appreciation, if any, of the Class B Stock above a threshold appreciation price. The DECS are not subject to early redemption.

The Trust was established to purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through February 15, 2001, and one or more forward purchase contracts with certain shareholders of the Company (the "Sellers"). The trustees of the Trust do not have the power to vary the investments held by the Trust. The Trust's investment objective is to provide each holder of DECS with a quarterly distribution of $0.503125 per DECS, payable quarterly on each February 15, May 15, August 15 and November 15, through the Exchange Date, and, on the Exchange Date, a number of shares of Class B Stock per DECS (or, if some or all of the Sellers exercise their cash settlement option in the forward purchase contracts, the cash equivalent of all or part thereof or a combination of Class B Stock and cash) at the Exchange Rate (determined as described below). If the Exchange Price (as defined below) on the Exchange Date is greater than $27.75 per share, the Exchange Rate is equal to
0.8288 of a share of Class B Stock per DECS; if the Exchange Price is less than or equal to $27.75 per share but is greater than $23.00 per share, the Exchange Rate is equal to a number (or fractional number) of shares of Class B Stock per DECS having a value (determined at the Exchange Price) equal to $23.00; and if the Exchange Price is less than or equal to $23.00 per share, the Exchange Rate is equal to one share of Class B Stock per DECS. The Exchange Rate is subject in each case to adjustment in certain events. The "Exchange Price" means the average of the daily closing sale price (or, if no closing sale price is reported, the last reported sale price) of the Class B Stock as reported by The Nasdaq Stock Market for the 20 trading days immediately prior to, but not including, the Exchange Date. In lieu of delivery of the Class B Stock, each of the Sellers may elect to pay cash on the Exchange Date in an amount equal to the Exchange Price times the number of shares of the Class B Stock otherwise deliverable by such Seller, determined under the above formula. If some or all of the Sellers elect this option, holders of DECS will receive cash, or cash and shares of Class B Stock, on the Exchange Date. If shares of Class B Stock are distributed on the Exchange Date, holders will receive cash in lieu of any fractional share of Class B Stock to which their aggregate holdings of DECS otherwise would entitle them.

                                 DECS TRUST III


                                FINANCIAL REPORT


                                  JUNE 30, 1998

                                   (Unaudited)

                                    CONTENTS


--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

     Statement of net assets                                                  1

     Schedule of investments                                                  2

     Statement of operations                                                  3

     Statement of changes in net assets                                       4

     Notes to financial statements                                          5-7

     Financial highlights                                                     8


DECS TRUST III

STATEMENT OF NET ASSETS
June 30, 1998
(Unaudited)
-----------------------------------------------------------------------------------------------


ASSETS
     Investments, at value (amortized cost $110,645,504) (Notes 2, 4, and 8)    $   108,688,546
     Cash                                                                                   350
                                                                                ---------------
              Total Assets                                                      $   108,688,896
                                                                                ===============


              Net Assets                                                        $   108,688,896
                                                                                ===============


COMPOSITION OF NET ASSETS
     DECS, no par value;
       5,000,000 shares issued and outstanding (Note 9)                         $   110,300,501
     Unrealized depreciation of investments                                          (1,956,958)
     Undistributed net investment income                                                345,353
                                                                                ---------------
              Net Assets                                                        $   108,688,896
                                                                                ===============

              Net Asset Value per DECS                                          $         21.74
                                                                                ===============



See Notes to Financial Statements.


DECS TRUST III

SCHEDULE OF INVESTMENTS
June 30, 1998
(Unaudited)

                                                         Par         Maturity         Market           Amortized
Securities Description                                  Value          Date           Value               Cost
----------------------------------------------------------------------------------------------------------------

UNITED STATES GOVERNMENT
SECURITIES:

United States Treasury Strips                    $    2,516,000      08/15/98    $   2,500,124     $   2,499,017
United States Treasury Strips                         2,516,000      11/15/98        2,467,542         2,465,832
United States Treasury Strips                         2,516,000      02/15/99        2,433,450         2,431,298
United States Treasury Strips                         2,516,000      05/15/99        2,400,415         2,398,855
United States Treasury Strips                         2,516,000      08/15/99        2,367,506         2,365,917
United States Treasury Strips                         2,516,000      11/15/99        2,335,930         2,334,288
United States Treasury Strips                         2,516,000      02/15/00        2,303,574         2,302,222
United States Treasury Strips                         2,516,000      05/15/00        2,274,011         2,271,559
United States Treasury Strips                         2,516,000      08/15/00        2,242,335         2,240,346
United States Treasury Strips                         2,516,000      11/15/00        2,212,394         2,210,968
United States Treasury Strips                         2,516,000      02/15/01        2,182,932         2,180,645
                                                 --------------                  -------------     -------------
                                                 $   27,676,000                     25,720,213        25,700,947
                                                 ==============


FORWARD PURCHASE CONTRACTS:
Herbalife International, Inc. Class B
  Common Stock
    Forward Purchase Agreements                                      02/15/01       82,968,333        84,944,557
                                                                                 -------------     -------------
          Total                                                                  $ 108,688,546     $ 110,645,504
                                                                                 =============     =============



See Notes to Financial Statements.

DECS TRUST III


STATEMENT OF OPERATIONS
For the period from March 31, 1998 (commencement of operations) to June 30, 1998
(Unaudited)
--------------------------------------------------------------------------------------------------

ACCRETION OF ORIGINAL ISSUE DISCOUNT                                                $      353,593

EXPENSES:
     Administrative fees and expenses                             $     10,047
     Legal fees                                                          3,932
     Accounting fees                                                     4,194
     Printing & mailing expense                                          3,932
     Trustees' fees (Note 5)                                             3,145
     Other expenses                                                        655
                                                                  ------------

          Total fees and expenses                                       25,905

EXPENSE REIMBURSEMENT (Note 7)                                         (25,905)
                                                                  ------------

          Total expenses - net                                                                   -
                                                                                    --------------

          Net Investment Income                                                            353,593

          Unrealized depreciation
            of investments                                                              (1,956,958)
                                                                                    --------------

          Net decrease in net assets resulting from operations                      $   (1,603,365)
                                                                                    ==============




See Notes to Financial Statements.

DECS TRUST III


STATEMENT OF CHANGES IN NET ASSETS
For the period from March 31, 1998 (commencement of operations) to June 30, 1998
(Unaudited)
--------------------------------------------------------------------------------

OPERATIONS
     Net investment income                                        $      353,593
     Unrealized depreciation of investments                           (1,956,958)
                                                                  --------------
          Net decrease in net assets
            from operations                                           (1,603,365)
                                                                  --------------

DISTRIBUTIONS
     Net investment income                                                (8,240)
     Return of capital                                                (1,249,510)
                                                                  --------------
          Net decrease in net assets from distributions               (1,257,750)
                                                                  --------------

INCREASE IN NET ASSETS FROM CAPITAL
  SHARES TRANSACTION (Note 9)
     Gross proceeds from the sale of 4,999,996 DECS shares           114,999,908
     Less:
          Selling commissions                                         (3,449,997)
                                                                  --------------
     Net increase in net assets from capital
       shares transactions                                           111,549,911
                                                                  --------------

     Total increase in net assets for
       the period                                                    108,688,796

     Net assets, beginning of period                                         100
                                                                  --------------

     Net assets, end of period                                    $  108,688,896
                                                                  ==============


See Notes to Financial Statements.

DECS TRUST III

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

DECS Trust III (the "Trust") was established on January 22, 1998 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In March 1998, the Trust sold DECS (each, a "DECS") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and forward purchase contracts for shares of Class B Common Stock of Herbalife International, Inc. (the "Company") from certain shareholders of the Company (the "Sellers"). The stock, or its cash equivalent, is deliverable pursuant to the contracts on February 15, 2001 and the Trust will thereafter terminate.

Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant  accounting  policies  followed by
the  Trust,  which  are  in  conformity  with  generally   accepted   accounting
principles.

   Valuation of Investments
   ------------------------

     The U.S. Treasury Strips are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated using the effective interest method. The forward purchase contracts are valued at the mean of the bid prices received by the Trust at the end of each period from three independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the contracts and with terms comparable thereto, or if such bid quotations are not available, as determined in good faith by the Trustees.

   Investment Transactions
   -----------------------

      Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income is recorded as earned and consists of accrual of discount. Realized gains and losses are accounted for on the specific identification method.

   Use of Estimates
   ----------------

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DECS TRUST III

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
--------------------------------------------------------------------------------

NOTE 3. DISTRIBUTIONS

DECS holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $2.0125 per annum or $.503125 per quarter (except for the first distribution on May 15, 1998 which was $.25155).

NOTE 4. PURCHASES AND SALES ON INVESTMENT

Purchases and maturities of U.S. Treasury Strips for the period ended June 30, 1998 totaled $26,605,354 and $1,258,000, respectively. There were no sales of such investments during the period. Purchases of forward purchase contracts during the period totaled $84,944,557.

NOTE 5. TRUSTEES FEES

Each of the three Trustees was paid a one-time, up front fee of $10,800 for his services during the life of the Trust. In addition, the Managing Trustee was paid an additional one-time, up front fee of $3,600 for serving in such capacity. The total fees paid to the Trustees ($36,000) are being expensed over the life of the Trust. As of June 30, 1998, the Trust had expensed $3,145 of such fees.

NOTE 6. INCOME TAXES

The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

As of June 30, 1998, net unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $1,956,958, consisting of gross unrealized appreciation and depreciation of investments of $19,266, and
$1,976,224, respectively. The amortized cost of investment securities for Federal income tax purposes was $110,645,504 at June 30, 1998.

NOTE 7. EXPENSES

The estimated expenses to be incurred by the Trust in connection with the offering of the DECS and its ongoing operations is $443,300. Of this amount, $146,800 represents offering expenses ($136,000) and organizational expenses ($10,800) incurred by the Trust. All of these expenses are being paid directly by the Sponsor of the Trust. The remaining amount of $296,500 represents a prepayment of estimated administrative and other operating expenses. Such amount was paid to the Administrator by the Sponsor of the Trust. Expenses incurred in excess of this amount will be paid by the Sellers.

Cash received by the Administrator from the Sponsor of the Trust of $296,500 for the payment of administrative and related operating expenses of the Trust has not been included in the Trust's financial statements since the amount does not represent Trust property. At June 30, 1998, $86,005 had been paid by the Administrator for current and prepaid administrative and related operating expenses. All administrative and related operating expenses incurred by the Trust are reflected in the Trust's financial statements net of amounts reimbursed.

DECS TRUST III

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
--------------------------------------------------------------------------------

NOTE 8. FORWARD PURCHASE CONTRACTS

On March 31, 1998, the Trust entered into forward purchase contracts with certain shareholders of the Company (the "Sellers") and paid to the Sellers $84,944,557 in connection therewith. Pursuant to such contracts, the Sellers are obligated to deliver to the Trust a specified number of shares of Herbalife International Class B Common Stock on February 15, 2001 (the "Exchange Date") so as to permit the holders of the DECS to exchange on the Exchange Date each of their DECS for between 0.8288 and 1.0 shares. See the Trust's original prospectus dated March 25, 1998 for the formula upon which such exchange will be determined.

The forward purchase contracts held by the Trust at June 30, 1998 are as follows:


                                       Exchange              Cost of            Contract             Unrealized
                                         Date               Contract              Value             Depreciation
                                         ----               --------              -----             ------------
Herbalife International, Inc.
Class B Common Stock Forward
Purchase Agreements                    02/15/01          $  84,944,557       $  82,968,333         $   1,976,224
                                                         =============       =============         =============

The Sellers' obligations under the forward purchase contracts are collateralized by shares of Herbalife International, Inc. Class B Common Stock which are being held in the custody of the Trust's Custodian, The Bank of New York. At June 30, 1998, the Custodian held 5,750,000 shares with an aggregate value of $118,593,750.

NOTE 9. CAPITAL SHARE TRANSACTIONS

On March 31, 1998, one DECS was sold to the underwriter of the DECS for $100. As a result of a stock split effected immediately prior to the public offering of the DECS, this DECS was converted into four DECS. During the offering period, the Trust sold 4,999,996 DECS to the public and received net proceeds of $111,549,911 ($114,999,908 less sales commissions of $3,449,997). As of June 30,
1998, there were 5,000,000 DECS issued and outstanding with an aggregate cost, net of return of capital and sales commissions, of $110,300,501.

DECS TRUST III

FINANCIAL HIGHLIGHTS
(Unaudited)
--------------------------------------------------------------------------------

The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for a period of less than one year is not annualized.

                                                                                   March 31,
                                                                                     1998
                                                                                (Commencement
                                                                              of Operations) to
                                                                                   June 30,
                                                                                     1998
                                                                              -----------------
PER SHARE OPERATING PERFORMANCE FOR A DECS
  OUTSTANDING THROUGHOUT THE PERIOD
Investment income                                                               $        .07
Expenses                                                                                 .00
                                                                                ------------
Investment income - net                                                                  .07
Adjustment to capital (sales commissions)                                               (.69)
Distribution from income                                                                (.00)
Return of capital                                                                       (.25)
Unrealized loss on investments                                                          (.39)
                                                                                ------------
Net decrease in net asset value                                                        (1.26)

Beginning net asset value                                                              23.00
                                                                                ------------
Ending net asset value                                                          $      21.74
                                                                                ============
Ending market value                                                             $      20.63
                                                                                ============

TOTAL INVESTMENT RETURN BASED ON MARKET VALUE                                          (9.37) %


RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets:
     Before reimbursement (1)                                                            .09  %
     After reimbursement (1)                                                             .00  %

Ratio of net investment income to average net assets:
     Before reimbursement (1)                                                           1.18  %
     After reimbursement (1)                                                            1.27  %

Net assets, end of period (in thousands)                                        $    108,689
----------
     (1) Annualized